Debentures	12 Months Ended
Dec. 31, 2021
Disclosure Of Debentures [Abstract]
Debentures
Note 12 - Debentures

A.	Composed as follows:

	December 31, 2021		December 31, 2020
	Face value	Carrying amount	Face value	Carrying amount
	€ in thousands		€ in thousands
Debentures	139,664	137,299	83,499	82,724
Less current maturities	20,342	19,806	10,849	10,600
Total long-term debentures	119,322	117,493	72,650	72,124

B.	Debentures – Details

Series A Debentures

On January 13, 2014, the Company issued NIS 120,000 thousand (approximately €25,170 thousand based on the euro/NIS exchange rate at that time) principal amount of unsecured non-convertible Series A Debentures (“Series A Debentures“) through a public offering that was limited to residents of Israel. The gross proceeds of the offering were approximately NIS 116,760 thousand (approximately €24,490 thousand, at the date of issuance) and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions were approximately NIS 114,700 thousand (approximately €24,059 thousand).

On June 19, 2014, the Company issued additional NIS 80,341 thousand principal amount of Series A Debentures (approximately €17,115 thousand based on the euro/NIS exchange rate at that time) to Israeli classified investors in a private placement at a price of NIS 1,010 per unit. The gross proceeds of the private placement were approximately NIS 81,144 thousand (approximately €17,286 thousand, at the date of issuance) and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions and interest paid on these additional Series A Debentures in June 2014 were approximately NIS 78,900 thousand (approximately €16,808 thousand).

The Series A Debentures bore a fixed interest at the rate of 4.6% per year and were not linked to the Israeli CPI or otherwise and they were due to be fully repaid in 2023.

In December 2019, the Company announced the early repayment of the entire outstanding principal of the Company’s Series A Debentures pursuant to the terms of the deed of trust governing these Debentures. The early repayment amount was the sum of approximately NIS 80,100 thousand (approximately €20,800 thousand) in principal, the sum of approximately NIS 50 thousand (approximately €10 thousand) in accrued interest and a prepayment charge of approximately NIS 5,700 thousand (approximately €1,500 thousand), amounting to an aggregate repayment amount of approximately NIS 85,900 thousand (approximately €22,300 thousand). On December 30, 2019, the funds designated for such repayment were transferred to the nominee company.

Series B Debentures

On March 14, 2017, the Company issued Series B Nonconvertible Debentures due June 30, 2024 in a public offering in Israel in the aggregate principal amount of NIS 123,232 thousand (approximately €31,700 thousand based on the euro/NIS exchange rate at that time). The gross proceeds of the offering were NIS 123,232 thousand and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions (partially paid in 2016), were approximately NIS 121,400 thousand (approximately €31,200 thousand). The Series B Debentures originally bore a fixed annual interest rate of 3.44%. The Series B Debentures were originally rated Baa1.il /Stable, on a local scale, by Midroog Ltd.

The principal amount of Series B Debentures is repayable in six (6) annual installments as follows: on June 30 of each of the years 2019-2022 (inclusive) 15% of the Principal shall be paid, and on June 30 of each of 2023-2024 (inclusive) 20% of the Principal shall be paid, and is not linked to the CPI or otherwise. The Series B Debentures initially bore a fixed interest at the rate of 3.44% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 of each of the years 2017 through June 30, 2024 (inclusive). On November 13, 2017, following a rating downgrade of the Company’s Debentures from ilA- to ilBBB+ (by the previous rating company that rated the Series B Debentures, Standard & Poor’s Maalot Ltd.), the Series B Debentures fixed annual interest rate was increased by 0.25% to 3.69%.

On September 25, 2019, the Company published the Company’s pro forma statement of financial position as at June 30, 2019, which indicated that the ratio of the Company’s equity (which the Company calculate in line with the definition of Balance Sheet Equity in the Series B Deed of Trust) to balance sheet as at June 30, 2019 was 29.2%, triggering a right of the holders of the Company’s Series B Debentures to an increase in the annual interest rate applicable to the Series B Debentures of 0.5% until such time as the Company publish financial results reflecting an increase in such ratio to a minimum of 30%.

On December 31, 2019, the Company published the Company’s pro forma statement of financial position as at September 30, 2019, which indicated that the ratio of the Company’s equity, as set forth above, to balance sheet as of September 30, 2019 was 31.6%, triggering a decrease in the annual interest rate applicable to the Series B Debentures of 0.5% to its previous rate of 3.69%.

On February 28, 2021, the Company announced that it will fully repay the Series B Debentures and on March 18, 2021, the Series B Debentures were repaid in full. Pursuant to the terms of the deed of trust governing the Series B Debentures, the early repayment amount consisted of a principal payment in the amount of approximately NIS 86,300 thousand (approximately €21,500 thousand), accrued interest in the amount of approximately NIS 700 thousand (approximately €160 thousand) and a prepayment charge of approximately NIS 3,400 thousand (approximately €860 thousand), amounting to an aggregate repayment amount of approximately NIS 90,400 thousand (approximately €22,500 thousand).

In order to manage the currency risk resulting from the Series B Debentures, which are denominated in NIS, the Company executed currency swap transactions in April 2017. The Company exchanged Series B Debentures NIS denominated notional principal in the aggregate amount of NIS 83,232 thousand with a euro notional principal. Such currency swap transactions qualified for hedge accounting. Following the repayment of the Series B Debentures, the Company realized the currency swap in the amount of €246 thousand.

Series C Debentures

On July 25, 2019, the Company issued Series C Debentures due June 30, 2025 in a public offering in Israel in the aggregate principal amount of NIS 89,065 thousand (approximately €22,690 thousand based on the Euro/NIS exchange rate at that time). The Series C Debentures bear fixed interest at the rate of 3.3% per year and are not linked to the Israeli CPI or otherwise. The gross proceeds of the offering were NIS 89,065 thousand and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 87,600 thousand (approximately €22,317 thousand).

On October 26, 2020, the Company completed a public offering in Israel of additional Series C Debenture and a of Series 1 Options (see Note 16A). The Company issued an aggregate principal amount of NIS 154,000 thousand (approximately €38,500 thousand) of Series C Debentures and 385,000 Series 1 Options. The gross proceeds from the offering were NIS 164,200 thousand (approximately €41,100 thousand) and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 162,400 thousand (approximately €40,300 thousand).

On February 23, 2021, the Company issued additional Series C Debentures in a public offering in Israel in an aggregate principal amount of NIS 100,939 thousand (approximately €28,677 thousand based on the Euro /NIS exchange rate as of December 31, 2021). The gross proceeds from the offering were NIS 102,400 thousand and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 101,500 thousand (approximately €28,836 thousand based on the Euro /NIS exchange rate as of December 31, 2021).

In October 2021, the Company issued additional Series C Debentures in an aggregate principal amount of NIS 120,000 thousand (approximately €32,100 thousand) to Israeli classified investors in a private placement for an aggregate gross consideration of approximately NIS 121,600 thousand (approximately €32,529 thousand), reflecting a price of NIS 1.0135 per NIS 1 principal amount.

In order to manage the currency risk resulting from the Series C Debentures, which are denominated in NIS, the Company executed currency swap transactions in March 2021. The Company exchanged Series C Debentures NIS denominated notional principal in the aggregate amount of NIS 100,000 thousand with a euro notional principal. Such currency swap transactions qualify for hedge accounting.

The principal amount of Series C Debentures is repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures bear a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive).

The Series C Deed of Trust includes customary provisions, including (i) a negative pledge such that the Company may not place a floating charge on all of the Company’s assets, subject to certain exceptions and (ii) an obligation to pay additional interest for failure to maintain certain financial covenants, with an increase of 0.25% for the period in which the Company do not meet each standard and up to an annual increase of 0.5%. The Series C Deed of Trust does not restrict the Company’s ability to issue any new series of debt instruments, other than in certain specific circumstances, and enables us to expand the Series C Debentures provided that: (i) the Company are not in default of any of the immediate repayment provisions included in the Series C Deed of Trust or in breach of any of the Company’s material obligations to the holders of the Series C Debentures pursuant to the terms of the Series C Deed of Trust, (ii) the expansion will not harm the Company’s compliance with the financial covenants included in the distribution undertaking Series C Deed of Trust and (iii) to the extent the Series C Debentures are rated at the time of the expansion, the expansion will not harm the rating of the existing Series C Debentures.

The Series C Deed of Trust includes a number of customary causes for immediate repayment, including a default with certain financial covenants for two consecutive financial quarters, and includes a mechanism for the update of the annual interest rate of the Series C Debentures in the event the Company do not meet certain financial covenants. The financial covenants are as follows:

1.
the Company’s balance sheet equity, on a consolidated basis, shall not be less than €50 million for purposes of the immediate repayment provision and shall not be less than €60 for purposes of the update of the annual interest provision;

2.
The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by us and any other interest-bearing financial obligations, net of cash and cash equivalents and short-term investments and net of financing of projects, including hedging transactions in connection with such financing, of the Company’s subsidiaries, or, together, the Net Financial Debt, to (b) the Company’s equity (which the Company calculate in line with the definition of Balance Sheet Equity in the Series C Deed of Trust), on a consolidated basis, plus the Net Financial Debt (the “CAP, Net”), to which the Company refer herein as the Ratio of Net Financial Debt to CAP, Net, shall not exceed the rate of 67.5% for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the update of the annual interest provision; and

3.
The ratio of (a) the Company’s Net Financial Debt, to (b) the Company’s earnings before financial expenses, net, taxes, depreciation and amortization, where the revenues from the Company’s operations, such as the Talmei Yosef project, are calculated based on the fixed asset model and not based on the financial asset model (IFRIC 12), and before share-based payments, based on the aggregate four preceding quarters (the “Adjusted EBITDA”), to which the Company refer to herein as the Ratio of Net Financial Debt to Adjusted EBITDA, shall not be higher than 12 for purposes of the immediate repayment provision and shall not be higher than 10 for purposes of the update of the annual interest provision.

The Series C Deed of Trust further provides that the Company may make distributions (as such term is defined in the Companies Law, e.g. dividends), to its shareholders, provided that: (a) the Company will not distribute more than 75% of the distributable profit, (b) the Company will not distribute dividends based on profit due to revaluation (for the removal of doubt, negative goodwill will not be considered a revaluation profit), (c) the Company is in compliance with all of its material undertakings to the holders of the Series C Debentures and (d) on the date of distribution and after the distribution no cause for immediate repayment exists. The Company is also required to maintain the following financial ratios (which are calculated based on the same definitions applicable to the financial covenants set forth above) after the distribution: (i) balance sheet equity not lower than €70 million, (ii) Ratio of Net Financial Debt to CAP, Net not to exceed 60%, and (iii) Ratio of Net Financial Debt to Adjusted EBITDA, shall not be higher than 8, and not to make distributions if the Company do not meet all of its material obligations to the holders of the Series C Debentures and if on the date of distribution and after the distribution a cause for immediate repayment exists.

As of December 31, 2021, the financial covenants were met.

Series D Convertible Debentures

On February 23, 2021, the Company issued new Series D Convertible Debentures in a public offering in Israel in the aggregate principal amount of NIS 62,000 thousand (approximately €17,614 thousand based on the Euro/NIS exchange rate as of December 31, 2021). The principal amount of the Series D Convertible Debentures is repayable in one installment on December 31, 2026. The Series D Convertible Debentures bear a fixed interest at the rate of 1.2% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing June 30, 2021, through December 31, 2026 (inclusive). The Series D Convertible Debentures are convertible into the Company’s ordinary shares, NIS 10.00 par value per share, at a conversion price of NIS 165 (approximately €46.9 based on the Euro /NIS exchange rate as of December 31, 2021), subject to adjustments upon customary terms. The Series D Convertible Debentures are not rated. The gross proceeds from the offering were approximately NIS 62,600 thousand and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 61,800 thousand (approximately €17,557 thousand based on the Euro/NIS exchange rate as of December 31, 2021). Of the total proceeds, an amount NIS 7,504 thousand (approximately €1,890 thousand based on the Euro/NIS exchange rate at that time) was recognized in Other long-term liabilities in connection with the convertible component. As of December 31, 2021, the amount of the liability was €1,132 thousand.

The Series D Deed of Trust includes customary provisions, including (i) a negative pledge such that the Company may not place a floating charge on all of the Company assets, subject to certain exceptions and (ii) an obligation to pay additional interest for failure to maintain certain financial covenants, with an increase of 0.25% in the annual interest rate for the period in which the Company do not meet each standard and up to an increase of 0.75% in the annual interest rate.

The Series D Deed of Trust does not restrict the Company ability to issue any new series of debt instruments, other than in certain specific circumstances, and enables us to expand the Series D Convertible Debentures up to an aggregate par value of NIS 200 million provided that: (i) The Company is not in default of any of the immediate repayment provisions included in the Series D Deed of Trust or in breach of any of its material obligations to the holders of the Series D Convertible Debentures pursuant to the terms of the Series D Deed of Trust, (ii) the expansion will not harm the Company compliance with the financial covenants included in the distribution undertaking Series D Deed of Trust and (iii) to the extent the Series D Convertible Debentures are rated at the time of the expansion, the expansion will not harm the rating of the existing Series D Convertible Debentures.

The Series D Deed of Trust includes a number of customary causes for immediate repayment, including a default with certain financial covenants for the applicable period, and includes a mechanism for the update of the annual interest rate of the Series D Convertible Debentures in the event the Company do not meet certain financial covenants. The financial covenants are as follows:

1.
The Company Adjusted Balance Sheet Equity (as such term is defined in the Series D Deed of Trust), on a consolidated basis, shall not be less than €70 million for two consecutive quarters for purposes of the immediate repayment provision and shall not be less than €75 for purposes of the update of the annual interest provision;

2.
The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by us and any other interest-bearing financial obligations provided by entities who are in the business of lending money (excluding financing of projects and other exclusions as set forth in the Series D Deed of Trust), net of cash and cash equivalents, short-term investments, deposits, financial funds and negotiable securities, to the extent that these are not restricted (with the exception of a restriction for the purpose of securing any financial debt according to this definition), or, together, the Series D Net Financial Debt, to (b) The Company Adjusted Balance Sheet Equity, on a consolidated basis, plus the Series D Net Financial Debt, or its CAP, Net, to which the Company refer herein as the Series D Ratio of Net Financial Debt to CAP, Net, shall not exceed the rate of 68% for three consecutive quarters for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the updated of the annual interest provision; and

3.
The ratio of (a) the Company Series D Net Financial Debt, to (b) the Company earnings before financial expenses, net, taxes, depreciation and amortization, where the revenues from its operations, such as the Talmei Yosef project, are calculated based on the fixed asset model and not based on the financial asset model (IFRIC 12), and before share-based payments, when the data of assets or projects whose Commercial Operation Date occurred in the four quarters that preceded the test date will be calculated based on Annual Gross Up (as such terms are defined in the Series D Deed of Trust), based on the aggregate four preceding quarters (the “Series D Adjusted EBITDA”), to which the Company refer to herein as the Ratio of Net Financial Debt to Series D Adjusted EBITDA, shall not be higher than 14 for purposes of the immediate repayment provision and shall not be higher than 12 for purposes of the update of the annual interest provision.

The Series D Deed of Trust includes similar conditions to the Company ability to make distributions (as such term is defined in the Companies Law, e.g. dividends), to the Company shareholders as are included in the Series C Deed of Trust and set forth above.

The Company is also required to maintain the following financial ratios (which are calculated based on the same definitions applicable to the financial covenants set forth above) after the distribution: (i) Adjusted Balance Sheet Equity not lower than €85 million, (ii) Ratio of Series D Net Financial Debt to CAP, Net not to exceed 60%, and (iii) Ratio of Series D Net Financial Debt to Series D Adjusted EBITDA, shall not be higher than 9, and not to make distributions if the Company do not meet all of the Company material obligations to the holders of the Series D Convertible Debentures and if on the date of distribution and after the distribution a cause for immediate repayment exists.

As of December 31, 2021, the financial covenants were met.

C.	The aggregate annual maturities are as follows:

	December 31	December 31
	2021	2020
	€ in thousands
Second year	19,824	13,716
Third year	40,195	15,322
Fourth year	40,263	24,629
Fifth year	17,211	18,457

Long-term Debentures	117,493	72,124
Current maturities	19,806	10,600
	137,299	82,724